Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost	$ 1,385	$ 1,436	$ 1,636
Variable lease cost	44	97	78
Short-term lease cost	91	94	91
Total	$ 1,520	$ 1,627	$ 1,805